Intangibles And Goodwill (Schedule Of Sensitivity Analysis Of Significant Estimates) (Details)	12 Months Ended
Aug. 31, 2018
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	8.00%
1% decrease in terminal growth rate	2.50%
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	8.50%
1% decrease in terminal growth rate	0.00%
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	9.00%
1% decrease in terminal growth rate	2.50%
Estimated Decline In Recoverable Amount [Member] | Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	10.00%
1% decrease in terminal growth rate	6.00%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	3.00%
Estimated Decline In Recoverable Amount [Member] | Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	7.00%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	3.00%
Estimated Decline In Recoverable Amount [Member] | Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	11.00%
1% decrease in terminal growth rate	7.00%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	3.00%